Long-term Debt and Capital Lease Obligations - Additional Information (Detail)	1 Months Ended			1 Months Ended			12 Months Ended							1 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 21, 2007	Dec. 31, 2011 USD ($)	Nov. 30, 2011 TSYS Managed Services USD ($)	Nov. 30, 2011 TSYS Managed Services GBP (£)	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent USD ($)	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent USD ($)	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent USD ($)	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR Minimum	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR Maximum	Dec. 21, 2007 Unsecured Revolving Credit Facility USD ($)	Dec. 21, 2007 Unsecured Revolving Credit Facility Minimum	Dec. 21, 2007 Unsecured Revolving Credit Facility Maximum	Apr. 30, 2009 International Services USD ($)	Apr. 30, 2009 International Services JPY (¥)	Jan. 31, 2009 International Services USD ($)	Jan. 31, 2009 International Services JPY (¥)	Oct. 30, 2008 International Services USD ($)	Oct. 30, 2008 International Services JPY (¥)	Dec. 31, 2011 International Services	Oct. 30, 2008 International Services LIBOR
Debt Instrument [Line Items]
Note payable obtained from third party vendor	$ 39,800,000
Credit agreement, maximum borrow capacity			5,000,000																		21,000,000	2,000,000,000
Long-term debt	234,260,000		220,355,000			168,000,000	168,000,000	168,000,000						252,000,000
Debt instrument maturity period						5 years								5 years							3 years	3 years
Debt instrument, margin rate									0.60%	0.60%	0.60%	0.27%	0.725%											0.80%
Debt instrument, investment grade rating from Standard and Poors		BBB
Debt instrument, frequency of interest payments						3 months
Commitment fee as a percentage of revolving credit facility														0.10%	0.08%	0.15%
Amount draw under credit agreement																	2,500,000	250,000,000	2,800,000	250,000,000	15,100,000	1,500,000,000
Debt instrument maturity date		Dec. 21, 2012					Dec. 21, 2012	Dec. 21, 2012															Nov. 05, 2014
Repayment of loan				$ 788,000	£ 504,000